Schedule of Investments

March 31, 2023
(unaudited)
	Shares	Value (a)
Common Stocks — 99.6%
Communication Services — 7.9%
Alphabet Inc. Class A (b)	606,400	$62,901,872
Comcast Corporation Class A	533,000	20,206,030
Communication Services Select Sector SPDR Fund	122,466	7,099,354
Meta Platforms, Inc. Class A (b)	141,500	29,989,510
Netflix, Inc. (b)	30,022	10,372,001
T-Mobile US, Inc. (b)	171,870	24,893,651
Walt Disney Company (b)	219,300	21,958,509
		177,420,927
Consumer Discretionary — 10.4%
Amazon.com, Inc. (b)	538,100	55,580,349
Booking Holdings Inc. (b)	10,600	28,115,546
Capri Holdings Limited (b)	248,000	11,656,000
Home Depot, Inc.	58,000	17,116,960
Las Vegas Sands Corp. (b)	229,800	13,202,010
O’Reilly Automotive, Inc. (b)	24,600	20,884,908
Tesla, Inc. (b)	131,500	27,280,990
TJX Companies, Inc.	270,060	21,161,902
Tractor Supply Company	94,691	22,256,173
YUM! Brands, Inc.	113,200	14,951,456
		232,206,294
Consumer Staples — 7.0%
Coca-Cola Company	165,700	10,278,371
Estee Lauder Companies Inc. Class A	62,667	15,444,909
Monster Beverage Corporation (b)	301,868	16,303,891
PepsiCo, Inc.	78,800	14,365,240
Philip Morris International Inc.	227,435	22,118,054
Procter & Gamble Company	246,249	36,614,764
Sysco Corporation	180,900	13,970,907
Walmart Inc.	194,981	28,749,948
		157,846,084
Energy — 4.7%
Adams Natural Resources Fund, Inc. (c)(g)	2,186,774	44,960,073
ConocoPhillips	192,500	19,097,925
Exxon Mobil Corporation	63,874	7,004,423
Marathon Petroleum Corporation	153,337	20,674,428
Pioneer Natural Resources Company	63,600	12,989,664
		104,726,513

Schedule of Investments (continued)

March 31, 2023
(unaudited)
	Shares	Value (a)
Financials — 12.8%
American International Group, Inc.	199,900	$10,066,964
Bank of America Corp.	444,968	12,726,085
Berkshire Hathaway Inc. Class B (b)	110,294	34,055,478
Charles Schwab Corp.	445,400	23,330,052
JPMorgan Chase & Co.	303,487	39,547,391
MarketAxess Holdings Inc.	39,781	15,565,907
Mastercard Incorporated Class A	92,462	33,601,615
Morgan Stanley	261,869	22,992,098
Visa Inc. Class A	177,300	39,974,058
Wells Fargo & Company	860,400	32,161,752
Willis Towers Watson plc	96,700	22,471,146
		286,492,546
Health Care — 13.9%
AbbVie, Inc.	179,776	28,650,901
AmerisourceBergen Corporation	156,900	25,121,259
CVS Health Corporation	266,674	19,816,545
DexCom, Inc. (b)	194,957	22,650,104
Eli Lilly and Company	76,768	26,363,667
Health Care Select Sector SPDR Fund	70,163	9,083,302
Incyte Corporation (b)	304,300	21,991,761
Johnson & Johnson	121,800	18,879,000
Merck & Co., Inc.	84,000	8,936,760
Pfizer Inc.	265,660	10,838,928
Regeneron Pharmaceuticals, Inc. (b)	33,500	27,525,945
Thermo Fisher Scientific Inc.	76,600	44,149,942
UnitedHealth Group Incorporated	99,300	46,928,187
		310,936,301
Industrials — 8.9%
Allegion plc	150,000	16,009,500
Automatic Data Processing, Inc.	45,500	10,129,665
Boeing Company (b)	106,000	22,517,580
Carrier Global Corporation	230,814	10,559,740
General Dynamics Corporation	109,800	25,057,458
Industrial Select Sector SPDR Fund	125,600	12,708,208
Ingersoll Rand Inc.	302,900	17,622,722
Lincoln Electric Holdings, Inc.	55,180	9,330,938
Parker-Hannifin Corporation	51,557	17,328,823
Quanta Services, Inc.	119,000	19,830,160
TransDigm Group Incorporated (b)	26,700	19,679,235
Union Pacific Corporation	92,600	18,636,676
		199,410,705

Schedule of Investments (continued)

March 31, 2023
(unaudited)
	Shares	Value (a)
Information Technology — 26.2%
Accenture plc Class A	101,119	$28,900,821
Advanced Micro Devices, Inc. (b)	106,300	10,418,463
ANSYS, Inc. (b)	52,100	17,338,880
Apple Inc.	954,500	157,397,050
Arista Networks, Inc. (b)	123,891	20,796,343
Autodesk, Inc. (b)	70,400	14,654,464
Cisco Systems, Inc.	502,500	26,268,188
Intuit Inc.	47,600	21,221,508
Lam Research Corporation	48,900	25,922,868
Manhattan Associates, Inc. (b)	111,700	17,296,745
Microsoft Corporation	517,700	149,252,910
NVIDIA Corporation	166,400	46,220,928
Oracle Corporation	109,400	10,165,448
Paycom Software, Inc. (b)	44,200	13,437,242
QUALCOMM Incorporated	183,100	23,359,898
Technology Select Sector SPDR Fund	29,580	4,466,876
		587,118,632
Materials — 2.6%
Air Products and Chemicals, Inc.	26,800	7,697,228
FMC Corporation	86,200	10,527,606
Linde plc	50,600	17,985,264
Sherwin-Williams Company	46,000	10,339,420
Steel Dynamics, Inc.	98,500	11,136,410
		57,685,928
Real Estate — 2.5%
Prologis, Inc.	174,800	21,809,796
Public Storage	31,800	9,608,052
Realty Income Corporation	190,900	12,087,788
SBA Communications Corp. Class A	45,200	11,800,364
		55,306,000
Utilities — 2.7%
AES Corporation	582,500	14,026,600
CenterPoint Energy, Inc.	460,600	13,569,276
PPL Corporation	576,500	16,020,935
Sempra Energy	104,800	15,841,568
		59,458,379
Total Common Stocks
(Cost $1,471,843,866)		2,228,608,309

Schedule of Investments (continued)

March 31, 2023
(unaudited)
	Shares	Value (a)
Other Investments — 0.0%
Financials — 0.0%
Adams Funds Advisers, LLC (b)(d)(g)
(Cost $150,000)		$466,000
Short-Term Investments — 0.4%
Money Market Funds — 0.4%
Northern Institutional Treasury Portfolio, 4.56% (e)	1,004,162	1,004,162
Western Asset Institutional Liquid Reserves Fund, 4.95% (e)	8,108,061	8,106,440
Total Short-Term Investments
(Cost $9,109,951)		9,110,602
Total — 100.0%
(Cost $1,481,103,817)		2,238,184,911
Other Assets Less Liabilities — 0.0%		232,169
Net Assets — 100.0%		$2,238,417,080

Total Return Swap Agreements — 0.0%
Description					Value and Unrealized Appreciation (Assets)	Value and Unrealized Depreciation (Liabilities)
Terms	Contract Type	Underlying Security	Termination Date	Notional Amount
Receive total return on underlying security and pay financing amount based on notional amount and daily U.S. Federal Funds rate plus 0.55%.	Long	PepsiCo, Inc. (98,600 shares)	3/11/2024	$16,918,597	$1,038,623	$—
Pay total return on underlying security and receive financing amount based on notional amount and daily U.S. Federal Funds rate less 0.45%.	Short	Consumer Staples Select Sector SPDR Fund (230,900 shares)	3/11/2024	(16,883,547)	—	(341,224)
Receive total return on underlying security and pay financing amount based on notional amount and daily U.S. Federal Funds rate plus 0.55%.	Long	Conagra Brands, Inc. (394,077 shares)	4/10/2024	14,164,196	585,200	—
Pay total return on underlying security and receive financing amount based on notional amount and daily U.S. Federal Funds rate less 0.45%.	Short	Consumer Staples Select Sector SPDR Fund (195,917 shares)	4/10/2024	(14,100,137)	—	(562,429)
Receive total return on underlying security and pay financing amount based on notional amount and daily U.S. Federal Funds rate plus 0.55%.	Long	Keurig Dr Pepper Inc. (312,201 shares)	4/10/2024	10,898,947	137,827	—
Pay total return on underlying security and receive financing amount based on notional amount and daily U.S. Federal Funds rate less 0.45%.	Short	Consumer Staples Select Sector SPDR Fund (150,716 shares)	4/10/2024	(10,847,023)	—	(432,668)

Schedule of Investments (continued)

March 31, 2023
(unaudited)
Description					Value and Unrealized Appreciation (Assets)	Value and Unrealized Depreciation (Liabilities)
Terms	Contract Type	Underlying Security	Termination Date	Notional Amount
Receive total return on underlying security and pay financing amount based on notional amount and daily U.S. Federal Funds rate plus 0.55%.	Long	Post Holdings, Inc. (121,676 shares)	4/10/2024	$10,888,179	$6,763	$—
Pay total return on underlying security and receive financing amount based on notional amount and daily U.S. Federal Funds rate less 0.45%.	Short	Consumer Staples Select Sector SPDR Fund (150,695 shares)	4/10/2024	(10,845,512)	—	(432,608)
Gross unrealized gain (loss) on open total return swap agreements					$1,768,413	$(1,768,929)
Net unrealized loss on open total return swap agreements (f)						$(516)

(a)
Common stocks are listed on the New York Stock Exchange or NASDAQ and are valued at the last reported sale price on the day of valuation.

(b)
Presently non-dividend paying.

(c)
Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.

(d)
Controlled affiliate valued using fair value procedures.

(e)
Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

(f)
Counterparty for all open total return swap agreements is Morgan Stanley.

(g)
During the three months ended March 31, 2023, investments in affiliates were as follows:

Affiliate	Shares held	Net realized gain (loss) and long-term capital gain distributions	Dividend income and short-term capital gain distributions	Change in unrealized appreciation	Value
Adams Funds Advisers, LLC (controlled)	n/a	$—	$—	$—	$466,000
Adams Natural Resources Funds, Inc. (non-controlled)	2,186,774	43,735	174,942	(2,711,600)	44,960,073
Total		$43,735	$174,942	$(2,711,600)	$45,426,073
Information regarding transactions in equity securities during the quarter can be found on our website at: www.adamsfunds.com.